UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Bruce Fund, Inc.
Schedule of Investments
September 30, 2005 (Unaudited)

Common Stocks - 54.67%

	Shares		Value
Automotive/Transportation - 10.90%			
Amerco (a)	79,800	$	4,643,562
Rural Metro (a)	100,000		885,000
Amerigon (a)	576,200		3,370,770
Titan International	160,000		2,196,800
Timco Aviation (a)	5,746,637		890,729
			11,986,861
Business Services - 4.19%			
Darling International (a)	200,000		706,000
Danka Business Systems (a) (c)	75,000		200,250
Internet Capital Group (a)	210,000		1,850,100
Open TV (a)	358,200		1,028,034
Private Business (a)	553,100		752,216
Sequiam (a)	160,000		76,800
			4,613,400
Consumer Products - 0.74%			
Oneida (a)	410,000		811,800
Energy/Energy Services - 8.77%			
Arena Resources (a)	297,200		7,340,840
Team, Inc. (a)	59,800		1,345,500
Duratek (a)	52,300		956,044
			9,642,384
Electronics Manufacturing - 0.01%			
Reptron Electronics (a)	24,665		12,085
Health Services - 4.02%			
Health Grades (a)	212,300		948,981
America Service Group (a)	76,000		1,260,840
Radiologic (a)	20,000		73,200
CV Therapeutics (a)	80,000		2,140,000
			4,423,021
Life Science Products - 0.82%			
Serologicals (a)	40,000		902,400
Manufacturing - 4.70%			
AirBoss of America (a)	1,039,200		4,514,285
Encore Wire (a)	40,000		650,400
			5,164,685
Mineral Exploration - 1.96%			
Solitario Resources (a)	150,270		219,740
Crown Resources (a)	440,000		1,029,600
Admiral Bay Resources (a)	689,100		902,721
			2,152,061
Pharmaceutical/Drug Delivery - 11.10%			
QLT (a)	370,025		2,838,092
Elan (a)	260,000		2,303,600
Sepracor (a)	45,000		2,654,550
Merck	20,000		544,200
Pfizer	60,000		1,498,200
Epix Pharmaceutical (a)	100,000		770,000
NexMed (a)	1,010,778		1,607,137
			12,215,779

Bruce Fund, Inc.
Schedule of Investments
September 30, 2005 (Unaudited) (Continued)

Common Stocks - 54.67% (Continued)	Shares		Value
Property-Casualty Insurance - 3.44%			
RLI Corp.	25,000	$	1,156,500
Guinsco (a)	1,477,967		2,630,781
			3,787,281
Telecommunications - 4.02%			
Ibasis (a)	1,798,035		4,423,166
TOTAL COMMON STOCKS (Cost $47,410,267)			60,134,923
Preferred Securities - 0.44%			
AES Conv. C 6.75%	10,000		487,500
TOTAL PREFERRED SECURITIES (Cost $331,030)			487,500
Bonds - 36.57%			
	Principal Amount		
U.S. Government - 1.27%			
U.S. Treasury "Strips" bp due 8-15-2028	$4,000,000	$	1,395,052
Municipal - 0.12%			
Indianapolis Air Auth. 6.5% due 11-15-2031 (flat) (a)	1,000,000		130,000
Corporate - 10.87%			
Calpine 8.5% due 2-15-2011	3,550,000		1,899,250
Cell Therapeutics 4.00% due 7-1-2010	3,000,000		1,650,000
Cell Therapeutics 5.75% due 6-15-2008	2,500,000		1,375,000
Charter 9.92% due 4-1-2011	2,300,000		1,673,250
Cray Resh 6.125% due 2/1/2011	1,500,000		611,250
Indevus Pharmaceutic 6.25% due 7-15-2008	2,000,000		1,677,500
Reptron 7.00% due 3-3-2009	179,149		107,489
Level 3 9.125% due 5-1-2008	1,500,000		1,230,000
Level 3 6.0% due 3-15-2010	1,500,000		778,125
Danka Business 10% due 4/1/2008	1,029,000		962,115
			11,963,979
Corporate Convertibles - 24.31%			
Adelphia 6.00% due 2-15-2006 (flat) (a)	2,200,000		77,000
Calpine 4.75% due 11-15-2023	200,000		110,000
Cell Therapeutics 5.75% due 6/15/2008	1,400,000		994,000
Ciphergen Biosystems 4.5% due 9-1-2008	1,500,000		1,170,000
Cubist 5.5% due 11-1-2008	100,000		95,625
Curagen 4.00% due 2-15-2011	5,800,000		4,495,000
CV Therapeutics 3.25% due 8/16/2013	1,000,000		1,191,250
Durect 6.25% due 6-15-2008	1,200,000		2,610,000
Elan 6.5% due 11-10-2008	500,000		680,650
Emeritus 6.25% due 1-1-2006	800,000		774,000
Epix 3% due 6-15-2024	2,500,000		1,918,750
Finisar 2.50% due 10/15/2010	2,000,000		1,707,500
Guilford 5% due 7-1-2008	2,000,000		1,957,500
Isis 5.5% due 5-1-2009	4,000,000		3,545,000
Kellstrom 5.5% due 6-15-2003 (liquidating) (a)	2,500,000		50,000
Kellstrom 5.75% due 10-15-2002 (liquidating) (a)	1,000,000		20,000
Oscient Pharm Corp 3.50% due 4-15-2011	3,000,000		2,358,750
PMA Group 6.5% due 9-30-2022	500,000		530,000
Spacehab 8.00% due 10-15-2007	550,000		480,563
Titan Wheel 5.25% due 7-26-2009	200,000		239,500
UT Starcom 0.875% due 3-1-08	2,000,000		1,605,000
			26,610,088
TOTAL BONDS (Cost $38,798,898)			40,099,119

Bruce Fund, Inc.
Schedule of Investments
September 30, 2005 (Unaudited) (Continued)

	Shares		Value
Warrants - 1.62%			
Arena Resources Warrants (a)	102,300	$	1,777,974
TOTAL WARRANTS - (Cost $0)			1,777,974
Money Market Securities - 7.56%			
Huntington Money Market Fund - Investment Shares, 1.95% (b)	8,316,659		8,316,659
TOTAL MONEY MARKET SECURITIES (Cost $8,316,659)			8,316,659
TOTAL INVESTMENTS - 100.86% (Cost $94,856,854)		$	110,816,175
Liabilities in excess of cash and other assets - (0.86)%			(820,962)
TOTAL NET ASSETS - 100%		$	109,995,213

(a) Non-cash income producing
(b) Variable rate security; the money market rate shown represents the rate at September 30, 2005.
(c) American Depositary Receipts.

Tax Related		
Gross unrealized appreciation	$	22,067,810
Gross unrealized depreciation		(5,980,989)
Net unrealized appreciation	$	16,086,821
Aggregate cost of securities for income tax purposes	$	94,856,854

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Bruce Fund, Inc.________________

By
*______/s/ Robert B. Bruce______________________________
Robert B. Bruce, President and Chief Compliance Officer

Date___November 7, 2005_____________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*________/s/R. Jeffery Bruce______________________________
R. Jeffery Bruce, Vice-President and Secretary

Date__November 7, 2005____

By
*_______/s/ R. Jeffery Bruce_________________________
R. Jeffery Bruce, Vice-President and Secretary

Date___November 7, 2005________________________________